UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

     Report for the Calendar Year or Quarter Ended:   September 30, 2008
                                                      ------------------

     Check here if Amendment [ ];  Amendment Number:
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

     Institutional Investment Manager Filing this Report:

     Name:      HEALTHINVEST PARTNERS AB
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     Address:   ARSENALSGATAN 4
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                SE-111 47 STOCKHOLM, SWEDEN
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     Form 13F File Number: 028-12171
                               -----

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

     Person Signing this Report on Behalf of Reporting Manager:

     Name:        Anders Hallberg
     Title:       Managing Director and CEO
     Phone:       011 46 (0) 8 440 38 31

     Signature, Place, and Date of Signing:

     /s/ ANDERS HALLBERG          Stockholm, Sweden         November 14, 2008
     --------------------       ----------------------     -------------------
          [Signature]                [City, State]                [Date]

     Report Type (Check only one.):

     [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

     [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

     [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE


     Report Summary:


     Number of Other Included Managers:             0
                                             -----------------

     Form 13F Information Table Entry Total:        23
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     Form 13F Information Table Value Total:       44,129
                                             -----------------
                                                 (thousands)
     List of Other Included Managers:

     None

                                                 FORM 13F INFORMATION TABLE

COLUMN 1                      COLUMN 2  COLUMN 3      COLUMN 4  COLUMN 5              COLUMN 6    COLUMN 7        COLUMN 8
----------------------------  --------  --------      --------  --------              --------    --------        --------
Name of Issuer                Title     CUSIP         Value     Shares or Sh/   Put/  Investment  Other    Voting Authority
                              of Class                (x$1000)  Prn Amt   Prn   call  Discretion  Managers  Sole  Shared None
----------------------------  --------  --------      --------  ---------  ---  ----  ----------  --------  ----  -----------
Allion Healthcare             COM       019615 10 3    2,912    489,494    Sh          DEFINED        1      Sole
American Oriental Bioengr     COM       028731 10 7    1,249    192,373    Sh          DEFINED        1      Sole
Bio Imaging Technologies Inc  COM       09056N 10 3    3,128    405,187    Sh          DEFINED        1      Sole
Biogen Idec Inc               COM       09062X 10 3    1,881     37,400    Sh          DEFINED        1      Sole
Bioscrip Inc                  COM       09069N 10 8      213     71,552    Sh          DEFINED        1      Sole
Conmed Corp                   COM       207410 10 1    1,929     60,277    Sh          DEFINED        1      Sole
Cutera Inc                    COM       232109 10 8    1,109    104,493    Sh          DEFINED        1      Sole
Dynacq Healthcare Inc         COM       26779V 10 5       31      8,021    Sh          DEFINED        1      Sole
Emergency Medical Services    CL A      29100P 10 2    1,847     61,800    Sh          DEFINED        1      Sole
Gen - Probe Inc               COM       36866T 10 3    1,135     21,400    Sh          DEFINED        1      Sole
Health Grades Inc             COM       42218Q 10 2      541    190,415    Sh          DEFINED        1      Sole
Healthstream Inc              COM       42222N 10 3      332    134,960    Sh          DEFINED        1      Sole
Hospira Inc                   COM       441060 10 0      573     15,000    Sh          DEFINED        1      Sole
Inventiv Health               COM       46122E 10 5      706     40,000    Sh          DEFINED        1      Sole
Lilly Eli & Co                COM       532457 10 8    2,633     59,800    Sh          DEFINED        1      Sole
Matrixx Initiatives Inc       COM       57685L 10 5      902     50,439    Sh          DEFINED        1      Sole
Medtronic Inc                 COM       585055 10 6      752     15,000    Sh          DEFINED        1      Sole
Omnicare Inc                  COM       681904 10 8    3,323    115,500    Sh          DEFINED        1      Sole
Somanetics Corp               COM       834445 40 5    3,296    150,702    Sh          DEFINED        1      Sole
Sonic Innovations             COM       83545M 10 9    2,578  1,014,873    Sh          DEFINED        1      Sole
Theragenics Corp              COM       883375 10 7    9,582  2,948,367    Sh          DEFINED        1      Sole
Varian Medical Systems Inc.   COM       92220P 10 5    2,938     51,428    Sh          DEFINED        1      Sole
Wellcare Health Plans Inc     COM       94946T 10 6      540     15,000    Sh          DEFINED        1      Sole